Related parties - Key management personnel compensation (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Key management personnel compensation [Abstract]
Short-term employee benefits		₩ 25,007	₩ 27,591	₩ 23,972
Severance benefits		809	817	686
Share-based payment transactions	[1]	11,862	9,777	13,886
Key management personnel compensation		₩ 37,678	₩ 38,185	₩ 38,544

[1]	The expenses of share-based payment transactions are the remuneration expenses during the vesting period.